Subsequent Events (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Sep. 02, 2026 USD ($) shares	Jul. 26, 2026 HKD ($)	Sep. 02, 2026 CNY (¥)	Jul. 26, 2026 CNY (¥)	Jul. 01, 2026 USD ($)	Jul. 01, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)
Subsequent Events [Line Items]
Total raised capital							$ 12,740	¥ 100,000
Leader Education Limited [Member]
Subsequent Events [Line Items]
Equity interest (percentage)							29.90%	29.90%
Leader Education Limited [Member] | Forecast [Member]
Subsequent Events [Line Items]
Investment amount	$ 13,100		¥ 102,690
Number of stock acquire | shares	239,234,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Independent limited partner contributed amount | $		$ 55,000
Independent limited partner contributed amount | ¥				¥ 7,007
Subsequent Event [Member] | Hangzhou Puhongtianze Management Consulting Partnership [Member]
Subsequent Events [Line Items]
Investment amount					$ 10,317	¥ 70,000
Equity interest (percentage)					23.30%	23.30%
Subsequent Event [Member] | Ventus Value Investment LPF Partnership [Member]
Subsequent Events [Line Items]
Investment amount					$ 5,733	¥ 45,000